General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
General And Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 5 – GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,	Year ended December 31,
	2020	2019
	(U.S. dollars in thousands)
Professional fees	193	359
Share based compensation	687	883
Management fees	100	100
Other expenses	106	83
	1,086	1,425